Wilmington Real Asset Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES − 51.7%
COMMON STOCKS − 7.8%
DIVERSIFIED − 0.0%**
Centuria Capital Group	73,546	$99,098
DIVERSIFIED REAL ESTATE ACTIVITIES − 3.6%
Airport City Ltd.*	5,013	93,657
Allreal Holding AG	1,240	362,512
City Developments Ltd.	43,500	317,334
Daito Trust Construction Co. Ltd.	26,000	526,686
Daiwa House Industry Co. Ltd.	51,800	1,760,584
Heiwa Real Estate Co. Ltd.	6,800	99,258
JINUSHI Co. Ltd.	1,900	38,857
Kerry Properties Ltd.	50,500	153,334
Lendlease Corp. Ltd.	56,610	190,795
Mitsubishi Estate Co. Ltd.	105,600	2,688,447
Mitsui Fudosan Co. Ltd.	233,800	2,670,209
New World Development Co. Ltd.*	122,000	177,719
Nomura Real Estate Holdings, Inc.	52,000	344,740
Property & Building Corp. Ltd.	345	43,386
St. Joe Co. (The)	3,369	222,994
Starts Corp., Inc.	3,400	107,541
Sumitomo Realty & Development Co. Ltd.	79,600	2,209,111
Sun Frontier Fudousan Co. Ltd.	3,900	61,665
Sun Hung Kai Properties Ltd.	131,000	2,107,846
Tejon Ranch Co.*	4,571	73,547
Tokyo Tatemono Co. Ltd.	18,500	433,810
Tokyu Fudosan Holdings Corp.	53,600	494,058
UOL Group Ltd.	38,100	324,663
Wharf Holdings Ltd. (The)	83,000	268,163
YH Dimri Construction & Development Ltd.	773	98,756
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$15,869,672
REAL ESTATE DEVELOPMENT − 0.7%
Aedas Homes SA	1,862	52,750
Africa Israel Residences Ltd.	1,020	95,595
Aura Investments Ltd.	13,183	93,142
Cham Swiss Properties AG	2,754	89,775
CK Asset Holdings Ltd.	165,500	971,124
DREAM Unlimited Corp., Class A	3,356	48,332
Forestar Group, Inc.*	2,103	54,720
Gemlife Communities Group*	23,809	83,395
Goldcrest Co. Ltd.	1,500	32,179
Henderson Land Development Co. Ltd.	116,735	465,021
Howard Hughes Holdings, Inc.*	2,602	212,479
Kasumigaseki Capital Co. Ltd.	1,800	86,883
Katitas Co. Ltd.	4,200	82,773
Mirarth Holdings, Inc.	16,500	42,007
Nexity SA*	5,635	63,789
Sino Land Co. Ltd.	316,000	476,502
Tosei Corp.	4,600	46,696
TOTAL REAL ESTATE DEVELOPMENT		$2,997,162
Description	Number of Shares	Value
REAL ESTATE OPERATING COMPANIES − 3.5%
Alony Hetz Properties & Investments Ltd.	13,748	$181,893
Amot Investments Ltd.	18,530	144,012
Argo Properties NV*	2,361	95,441
Aroundtown SA*	60,010	190,494
Atrium Ljungberg AB, Class B	21,965	83,236
Azrieli Group Ltd.	3,107	418,490
Big Shopping Centers Ltd.	1,228	296,259
Blue Square Real Estate Ltd.	792	115,645
CA Immobilien Anlagen AG	3,408	101,477
Capitaland India Trust	86,834	84,643
Castellum AB	28,199	348,550
Catena AB	3,569	185,272
Cibus Nordic Real Estate AB publ	6,916	119,802
Citycon OYJ*	18,680	84,185
Corem Property Group AB, Class B	71,713	33,250
CPI Europe AG*	3,123	57,564
CTP NV	10,274	223,106
Deutsche Wohnen SE	3,475	86,295
Dios Fastigheter AB	11,065	80,185
Electra Real Estate Ltd.*	5,139	94,369
Entra ASA	6,908	81,055
Fabege AB	16,810	155,220
Fastighets AB Balder, Class B*	58,421	439,691
FRP Holdings, Inc.*	1,518	36,295
Gav-Yam Lands Corp. Ltd.	6,398	82,564
Grand City Properties SA*	6,646	74,446
Hang Lung Group Ltd.	72,000	155,113
Hang Lung Properties Ltd.	148,000	178,841
Hiag Immobilien Holding AG	577	92,851
Hongkong Land Holdings Ltd.	86,600	735,234
Hufvudstaden AB, Class A	10,212	141,013
Hulic Co. Ltd.	54,000	641,678
Hysan Development Co. Ltd.	52,001	142,715
Ichigo, Inc.	23,500	61,802
International Workplace Group PLC	63,719	215,533
Intershop Holding AG	540	116,934
Israel Canada T.R Ltd.	17,609	99,531
Keihanshin Building Co. Ltd.	4,900	60,569
Kennedy-Wilson Holdings, Inc.	11,544	113,708
Kojamo OYJ*	15,717	177,545
LEG Immobilien SE	6,025	434,217
Leopalace21 Corp.	20,500	91,400
Logistea AB, Class B	50,906	82,295
Mega Or Holdings Ltd.	2,016	219,964
Melisron Ltd.	2,063	271,548
Mivne Real Estate KD Ltd.	45,379	212,572
Mobimo Holding AG	620	311,985
NP3 Fastigheter AB	2,963	87,817
Nyfosa AB	13,690	108,736
Pandox AB	8,632	186,062
Platzer Fastigheter Holding AB, Class B	7,498	62,627
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
PSP Swiss Property AG	3,919	$785,777
Public Property Invest AS	37,747	93,481
Sagax AB, Class B	18,596	410,229
Samhallsbyggnadsbolaget i Norden AB*	131,894	72,555
StorageVault Canada, Inc.	20,835	75,894
Summit Real Estate Holdings Ltd.	3,339	68,037
Swedish Logistic Property AB, Class B*	18,709	88,110
Swire Properties Ltd.	88,400	268,410
Swiss Prime Site AG	6,540	1,110,798
TAG Immobilien AG	15,993	270,900
TOC Co. Ltd.	5,500	29,711
VGP NV	1,170	143,401
Vonovia SE	70,632	2,060,439
Wallenstam AB, Class B	29,304	133,435
Wharf Real Estate Investment Co. Ltd.	136,000	473,174
Wihlborgs Fastigheter AB	23,134	239,196
TOTAL REAL ESTATE OPERATING COMPANIES		$15,219,276
TOTAL COMMON STOCKS (COST $26,311,815)		$34,185,208
EXCHANGE-TRADED FUNDS − 8.7%
REAL ESTATE − 8.7%
Schwab U.S. REIT ETF	1,046,400	22,403,424
Vanguard Global ex-U.S. Real Estate ETF#	318,500	15,268,890
TOTAL REAL ESTATE		$37,672,314
TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,427)		$37,672,314
INVESTMENT COMPANY − 3.2%
EQUITY FUNDS − 3.2%
Tortoise Energy Infrastructure Total Return Fund, Institutional Class	679,960	14,047,978
TOTAL INVESTMENT COMPANY (COST $8,115,491)		$14,047,978
REAL ESTATE INVESTMENT TRUSTS − 32.0%
DATA CENTER − 2.7%
DigiCo Infrastructure REIT	37,257	66,676
Digital Core REIT Management Pte Ltd.	140,100	75,654
Digital Realty Trust, Inc.	27,085	4,494,756
Equinix, Inc.	8,200	6,731,626
Keppel DC REIT	162,835	291,851
NTT DC REIT*	85,600	87,312
TOTAL DATA CENTER		$11,747,875
DIVERSIFIED − 2.8%
Activia Properties, Inc.	162	151,260
AEW UK REIT PLC	21,753	32,147
Alexander & Baldwin, Inc.	7,229	149,930
American Assets Trust, Inc.	4,266	77,044
Armada Hoffler Properties, Inc.	7,345	51,195
British Land Co. PLC (The)	84,463	479,405
Broadstone Net Lease, Inc.	14,318	265,026
CapitaLand Integrated Commercial Trust	471,292	885,455
Charter Hall Group	39,654	635,377
Charter Hall Long Wale REIT	57,114	155,108
Covivio SA	4,089	260,521
Description	Number of Shares	Value
CTO Realty Growth, Inc.	2,533	$45,011
Custodian Property Income REIT PLC	42,620	49,455
Daiwa House REIT Investment Corp.	354	308,343
Essential Properties Realty Trust, Inc.	16,678	506,344
Gladstone Commercial Corp.	4,528	52,751
Global Net Lease, Inc.	17,038	161,180
GPT Group (The)	162,216	597,554
Growthpoint Properties Australia Ltd.	26,398	42,095
H&R REIT	11,299	89,204
Hankyu Hanshin REIT, Inc.	67	71,044
Heiwa REIT, Inc.	85	83,814
Hulic REIT, Inc.	99	110,156
ICADE	2,678	65,836
KDX Realty Investment Corp.	343	370,793
Land Securities Group PLC	61,918	551,139
Mapletree Pan Asia Commercial Trust	180,823	207,532
Menivim- The New REIT Ltd.	115,216	89,581
Merlin Properties Socimi SA	31,542	467,728
Mirai Corp.	207	66,811
MIRARTH Real Estate Investment Corp.	82	49,541
Mirvac Group	333,311	464,202
Mori Trust REIT, Inc.	222	111,459
NIPPON REIT Investment Corp.	156	96,870
Nomura Real Estate Master Fund, Inc.	360	388,705
NTT UD REIT Investment Corp.	127	117,021
OUE REIT	366,600	108,069
Picton Property Income Ltd.	63,920	72,596
REIT 1 Ltd.	16,616	146,130
Schroder REIT Ltd.	45,679	35,128
Sekisui House REIT, Inc.	309	181,295
Sella Capital Real Estate Ltd.	19,590	70,216
Shaftesbury Capital PLC	165,887	325,733
Star Asia Investment Corp.	211	81,804
Stockland	203,589	764,136
Stoneweg Europe Stapled Trust	48,300	91,031
Suntec REIT	186,000	210,550
Tokyu REIT, Inc.	79	105,871
Tosei REIT Investment Corp.	51	48,146
United Urban Investment Corp.	253	292,137
WP Carey, Inc.	18,208	1,270,008
Yuexiu REIT	440,000	47,874
TOTAL DIVERSIFIED		$12,157,361
HEALTH CARE − 4.9%
Aedifica SA	4,037	354,827
Alexandria Real Estate Equities, Inc.	13,007	710,702
American Healthcare REIT, Inc.	14,110	661,900
Care Property Invest NV	4,663	67,543
CareTrust REIT, Inc.	18,526	691,761
Cofinimmo SA	3,247	337,158
Community Healthcare Trust, Inc.	5,066	87,540
Diversified Healthcare Trust	19,260	111,901
Global Medical REIT, Inc.	1,322	45,662
Health Care & Medical Investment Corp.	33	25,801
Healthcare Realty Trust, Inc.	29,499	495,288
Healthpeak Properties, Inc.	58,396	1,006,747
LTC Properties, Inc.	3,930	143,327
Medical Properties Trust, Inc.#	42,441	213,054
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
National Health Investors, Inc.	3,834	$314,848
Northwest Healthcare Properties REIT	12,608	51,760
Omega Healthcare Investors, Inc.	24,118	1,058,298
Parkway Life REIT	36,300	116,425
Primary Health Properties PLC	190,686	270,318
Sabra Health Care REIT, Inc.	21,064	394,529
Sila Realty Trust, Inc.	4,793	116,710
Target Healthcare REIT PLC	77,461	110,022
Universal Health Realty Income Trust	1,459	57,966
Ventas, Inc.	39,007	3,029,674
Vital Healthcare Property Trust	65,163	77,488
Welltower, Inc.	57,428	10,817,138
TOTAL HEALTH CARE		$21,368,387
HOTEL & RESORT − 0.8%
Apple Hospitality REIT, Inc.	18,766	218,436
CapitaLand Ascott Trust	215,449	165,978
CDL Hospitality Trusts	59,214	40,264
Chatham Lodging Trust	5,931	42,169
DiamondRock Hospitality Co.	18,163	166,736
Far East Hospitality Trust	94,900	45,507
Hoshino Resorts REIT, Inc.	53	87,911
Host Hotels & Resorts, Inc.	55,990	1,037,495
Invincible Investment Corp.	636	268,767
Japan Hotel REIT Investment Corp.	437	234,652
Park Hotels & Resorts, Inc.	17,264	188,695
Pebblebrook Hotel Trust	9,680	110,546
RLJ Lodging Trust	13,241	98,381
Ryman Hospitality Properties, Inc.	5,265	498,595
Summit Hotel Properties, Inc.	11,188	49,451
Sunstone Hotel Investors, Inc.	17,186	150,721
Xenia Hotels & Resorts, Inc.	8,888	131,098
TOTAL HOTEL & RESORT		$3,535,402
INDUSTRIAL − 5.7%
AIMS APAC REIT	43,700	51,529
Americold Realty Trust, Inc.	24,303	301,600
CapitaLand Ascendas REIT	321,700	720,733
Centuria Industrial REIT	46,315	104,817
CRE Logistics REIT, Inc.	87	93,656
Dexus Industria REIT	26,271	46,832
Dream Industrial REIT	11,389	107,563
EastGroup Properties, Inc.	4,353	790,679
ESR-REIT	52,029	111,657
First Industrial Realty Trust, Inc.	11,165	647,905
Frasers Logistics & Commercial Trust	249,620	198,189
GLP J-REIT	389	357,430
Goodman Group	172,119	3,683,146
Goodman Property Trust	123,909	144,362
Granite REIT	2,635	170,003
Industrial & Infrastructure Fund Investment Corp.	217	210,045
Innovative Industrial Properties, Inc.#	2,429	117,369
Japan Logistics Fund, Inc.	216	141,106
LaSalle Logiport REIT	149	151,157
Lineage, Inc.	4,895	174,800
LondonMetric Property PLC	190,898	522,169
LXP Industrial Trust	5,031	249,286
Description	Number of Shares	Value
Mapletree Industrial Trust	178,070	$295,360
Mapletree Logistics Trust	279,150	296,244
Mitsubishi Estate Logistics REIT Investment Corp.	126	107,063
Mitsui Fudosan Logistics Park, Inc.	275	205,059
Montea NV	1,804	152,680
Nippon Prologis REIT, Inc.	538	313,915
One Liberty Properties, Inc.	1,556	33,532
Prologis, Inc.	77,698	10,144,251
Rexford Industrial Realty, Inc.	19,484	789,687
Segro PLC	113,334	1,176,441
SOSiLA Logistics REIT, Inc.	76	62,859
STAG Industrial, Inc.	15,121	567,189
Terreno Realty Corp.	8,710	536,013
Tritax Big Box REIT PLC	193,435	437,527
Warehouses De Pauw	16,087	455,743
TOTAL INDUSTRIAL		$24,669,596
MULTI-FAMILY RESIDENTIAL − 2.6%
Advance Residence Investment Corp.	243	263,789
Altarea SCA	588	80,990
Apartment Investment & Management Co., Class A	15,328	90,129
AvalonBay Communities, Inc.	11,886	2,111,786
Boardwalk REIT	2,080	105,172
BRT Apartments Corp.	1,574	23,122
Camden Property Trust	8,943	975,234
Canadian Apartment Properties REIT	6,637	187,950
Centerspace	1,362	87,536
Comforia Residential REIT, Inc.	180	130,034
Daiwa Securities Living Investments Corp.	199	147,617
Equity Residential	28,928	1,802,793
Essex Property Trust, Inc.	5,407	1,361,861
Home REIT PLC*,(1)	42,087	—
Independence Realty Trust, Inc.	19,770	330,159
Ingenia Communities Group	40,228	132,500
InterRent REIT	6,334	62,007
Irish Residential Properties REIT PLC	45,362	54,308
Killam Apartment REIT	4,993	64,317
Mid-America Apartment Communities, Inc.	9,799	1,316,006
Mitsui Fudosan Accommodations Fund, Inc.	215	192,133
Morguard North American Residential REIT	1,808	24,246
NexPoint Residential Trust, Inc.	2,132	64,429
Samty Residential Investment Corp.	82	60,350
Social Housing REIT PLC	33,231	33,603
Starts Proceed Investment Corp.	27	36,672
UDR, Inc.	25,235	937,480
UNITE Group PLC (The)	41,751	323,356
Veris Residential, Inc.	6,873	104,401
Xior Student Housing NV	3,202	106,463
TOTAL MULTI-FAMILY RESIDENTIAL		$11,210,443
OFFICE − 1.7%
Allied Properties REIT	5,371	55,420
Brandywine Realty Trust	15,743	44,553
BXP, Inc.	12,358	799,192
Champion REIT	160,000	51,817
Colonial SFL Socimi SA	29,033	179,298
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
COPT Defense Properties	9,418	$290,169
Cousins Properties, Inc.	13,363	337,282
Cromwell Property Group	262,936	75,069
Daiwa Office Investment Corp.	52	123,818
Derwent London PLC	9,601	252,503
Dexus	90,968	425,682
Douglas Emmett, Inc.	14,558	153,732
Easterly Government Properties, Inc.	3,981	93,116
Empire State Realty Trust, Inc., Class A	12,464	82,636
Gecina SA	4,380	402,107
Global One Real Estate Investment Corp.	95	83,791
Great Portland Estates PLC	34,798	178,083
Helical PLC	17,407	46,066
Highwoods Properties, Inc.	9,371	242,240
Hudson Pacific Properties, Inc.*	4,770	41,117
Ichigo Office REIT Investment Corp.	132	82,820
Japan Excellent, Inc.	109	105,366
Japan Prime Realty Investment Corp.	292	197,925
Japan Real Estate Investment Corp.	592	477,395
JBG SMITH Properties	6,049	101,865
Keppel REIT	210,200	162,760
Kilroy Realty Corp.	9,251	318,974
Mori Hills REIT Investment Corp.	119	111,649
NET Lease Office Properties	1,803	35,177
Nippon Building Fund, Inc.	717	664,833
NSI NV	1,776	38,988
One REIT, Inc.	90	52,863
Orix JREIT, Inc.	462	309,274
Peakstone Realty Trust	4,237	66,182
Piedmont Realty Trust, Inc, Class A	10,974	92,401
SL Green Realty Corp.	6,087	272,576
Vornado Realty Trust	13,500	430,380
Workspace Group PLC	12,028	69,043
TOTAL OFFICE		$7,548,162
OTHER SPECIALIZED − 1.9%
Arena REIT	35,122	86,823
Charter Hall Social Infrastructure REIT	35,768	72,479
EPR Properties	6,503	352,723
Farmland Partners, Inc.	3,836	44,536
Four Corners Property Trust, Inc.	8,918	219,829
Gaming and Leisure Properties, Inc.	23,696	1,060,396
Iron Mountain, Inc.	24,777	2,282,705
Lamar Advertising Co., Class A	7,097	910,616
Millrose Properties, Inc., Class A	12,362	368,388
Outfront Media, Inc.	12,448	302,735
Rural Funds Trust	46,919	66,324
Safehold, Inc.	4,022	56,750
VICI Properties, Inc.	89,445	2,511,616
TOTAL OTHER SPECIALIZED		$8,335,920
REAL ESTATE OPERATING COMPANIES − 0.1%
Grainger PLC	61,925	164,386
Sirius Real Estate Ltd.	130,960	176,063
TOTAL REAL ESTATE OPERATING COMPANIES		$340,449
RETAIL − 6.0%
Acadia Realty Trust	10,917	218,449
Description	Number of Shares	Value
AEON REIT Investment Corp.	123	$106,341
Agree Realty Corp.	9,449	682,501
Alexander's, Inc.#	201	49,225
Brixmor Property Group, Inc.	25,752	689,896
BWP Property Group Ltd.	49,088	127,842
CapitaLand China Trust	120,900	74,606
Carmila SA	6,271	121,609
CBL & Associates Properties, Inc.	2,425	86,815
Charter Hall Retail REIT	46,012	125,919
Choice Properties REIT	13,868	155,215
Crombie REIT	4,825	55,279
CT REIT	6,101	73,123
Curbline Properties Corp.	8,150	197,637
Eurocommercial Properties NV	4,984	146,808
Federal Realty Investment Trust	6,531	660,676
First Capital REIT	8,769	127,447
Fortune REIT	131,000	85,186
Frasers Centrepoint Trust	119,423	210,288
Frontier Real Estate Investment Corp.	195	114,787
Fukuoka REIT Corp.	64	77,126
Getty Realty Corp.	4,465	133,325
Hamborner REIT AG	15,974	88,615
Hammerson PLC	43,552	211,322
HomeCo Daily Needs REIT	162,475	145,950
InvenTrust Properties Corp.	5,758	169,228
Japan Metropolitan Fund Invest	578	454,527
Kimco Realty Corp.	56,670	1,194,604
Kite Realty Group Trust	18,275	429,280
Klepierre SA	18,459	709,799
Lendlease Global Commercial REIT	145,125	73,013
Link REIT	218,100	1,002,823
Macerich Co. (The)	21,399	405,083
Mercialys SA	8,472	106,448
NETSTREIT Corp.#	7,102	133,802
NewRiver REIT PLC	44,669	44,375
NNN REIT, Inc.	15,258	635,801
Phillips Edison & Co., Inc.	10,352	375,053
Primaris REIT	4,411	53,613
Realty Income Corp.	76,507	4,679,168
Regency Centers Corp.	13,590	990,303
Region Group	98,776	158,888
Retail Estates NV	1,199	91,954
RioCan REIT	11,906	170,592
Sasseur REIT	61,100	32,901
Saul Centers, Inc.	1,263	40,075
Scentre Group	439,067	1,247,437
Simon Property Group, Inc.	27,163	5,196,554
Slate Grocery REIT, Class U	2,915	33,139
SmartCentres REIT	7,835	153,576
Starhill Global REIT	158,600	73,559
Supermarket Income REIT PLC	108,974	124,212
Tanger, Inc.	9,484	310,316
Unibail-Rodamco-Westfield	9,910	1,092,454
Urban Edge Properties	10,642	206,774
Vicinity Ltd.	328,112	562,063
Waypoint REIT Ltd.	58,312	99,484
Wereldhave NV	2,996	74,045
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)
Description	Number of Shares	Value
Whitestone REIT	4,055	$57,743
TOTAL RETAIL		$25,948,673
SELF-STORAGE − 1.8%
Abacus Storage King	51,339	55,412
Big Yellow Group PLC	16,832	237,230
CubeSmart	19,108	717,123
Extra Space Storage, Inc.	17,734	2,446,760
National Storage Affiliates Trust	6,307	200,626
National Storage REIT	123,172	236,728
Public Storage	13,215	3,649,851
Safestore Holdings PLC	18,058	204,349
Shurgard Self Storage Ltd.	2,600	94,306
Smartstop Self Storage REIT, Inc.#	4,992	156,949
TOTAL SELF-STORAGE		$7,999,334
SINGLE-FAMILY RESIDENTIAL − 1.0%
American Homes 4 Rent, Class A	27,273	854,190
Equity LifeStyle Properties, Inc.	16,207	1,023,796
Invitation Homes, Inc.	47,071	1,258,208
Sun Communities, Inc.	9,709	1,237,218
UMH Properties, Inc.	7,096	110,911
TOTAL SINGLE-FAMILY RESIDENTIAL		$4,484,323
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $123,996,521)		$139,345,925
TOTAL REAL ESTATE RELATED SECURITIES (COST $191,366,254)		$225,251,425
COMMODITY RELATED SECURITIES − 45.1%
EXCHANGE-TRADED FUNDS − 1.8%
COMMODITY − 1.8%
State Street SPDR S&P Global Natural Resources ETF#	119,300	8,130,295
TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$8,130,295
INVESTMENT COMPANIES − 43.3%
COMMODITY − 43.3%
Vanguard Commodity Strategy Fund, Admiral Shares	2,714,287	76,841,451
DFA Commodity Strategy Portfolio, Institutional Class§	20,594,521	107,503,398
Parametric Commodity Strategy Fund, Institutional Class	616,776	4,397,615
TOTAL COMMODITY		$188,742,464
TOTAL INVESTMENT COMPANIES (COST $170,871,183)		$188,742,464
TOTAL COMMODITY RELATED SECURITIES (COST $175,974,128)		$196,872,759
SHORT-TERM INVESTMENTS − 3.1%
MONEY MARKET FUND − 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	13,387,809	13,387,809
TOTAL SHORT-TERM INVESTMENT (COST $13,387,809)		$13,387,809

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 1.9%
REPURCHASE AGREEMENTS − 1.9%
Bank of America Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $419,523, collateralized by U.S. Government Agency Securities, 1.50% to 6.50%, maturing 8/01/33 to 2/01/56; total market value of $427,783.	$419,395	$419,395
Bank of Montreal, 3.67%, dated 1/30/26, due 2/02/26, repurchase price $1,446,563, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 9/20/50 to 11/20/65; total market value of $1,475,043.	1,446,121	1,446,121
CF Secured LLC, 3.68%, dated 1/30/26, due 2/02/26, repurchase price $1,446,564, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/28/27 to 9/20/65; total market value of $1,475,044.	1,446,121	1,446,121
Citigroup Global Markets Ltd., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $1,446,563, collateralized by U.S. Government Agency Securities, 3.50% to 7.50%, maturing 11/01/49 to 1/20/56; total market value of $1,475,043.	1,446,121	1,446,121
Clear Street LLC, 3.72%, dated 1/30/26, due 2/02/26, repurchase price $1,446,569, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 11/01/30 to 2/01/56; total market value of $1,475,043.	1,446,121	1,446,121
HSBC Securities USA, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $489,976, collateralized by U.S. Treasury Securities, 3.88% to 4.50%, maturing 12/31/31 to 5/15/43; total market value of $499,623.	489,826	489,826
RBC Dominion Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $1,446,563, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 7/31/30 to 5/01/54; total market value of $1,475,044.	1,446,121	1,446,121
TOTAL REPURCHASE AGREEMENTS (COST $8,139,826)		$8,139,826
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,139,826)		$8,139,826
TOTAL INVESTMENTS – 101.8% (Cost $388,868,017)		$443,651,819
COLLATERAL FOR SECURITIES ON LOAN − (1.9%)		(8,139,826)
OTHER ASSETS LESS LIABILITIES − 0.1%		303,627
TOTAL NET ASSETS − 100.0%		$435,815,620
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Real Asset Fund (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Real Estate Related Securities
Common Stocks
Diversified	$99,098	$—	$—	$99,098
Diversified Real Estate Activities	15,869,672	—	—	15,869,672
Real Estate Development	2,997,162	—	—	2,997,162
Real Estate Operating Companies	15,219,276	—	—	15,219,276
Exchange-Traded Funds	37,672,314	—	—	37,672,314
Investment Company	14,047,978	—	—	14,047,978
Real Estate Investment Trusts
Data Center	11,747,875	—	—	11,747,875
Diversified	12,157,361	—	—	12,157,361
Health Care	21,368,387	—	—	21,368,387
Hotel & Resort	3,535,402	—	—	3,535,402
Industrial	24,669,596	—	—	24,669,596
Multi-Family Residential	11,210,443	—	— (a)	11,210,443
Office	7,548,162	—	—	7,548,162
Other Specialized	8,335,920	—	—	8,335,920
Real Estate Operating Companies	340,449	—	—	340,449
Retail	25,948,673	—	—	25,948,673
Self-Storage	7,999,334	—	—	7,999,334
Single-Family Residential	4,484,323	—	—	4,484,323
Commodity Related Securities
Exchange-Traded Funds	8,130,295	—	—	8,130,295
Investment Companies	188,742,464	—	—	188,742,464
Money Market Fund	13,387,809	—	—	13,387,809
Repurchase Agreements	—	8,139,826	—	8,139,826
Total Investments in Securities	$435,511,993	$8,139,826	$—	$443,651,819
(a) Includes internally fair valued securities currently priced at zero ($0).
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
§	Affiliated company.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:
ETF	Exchange-Traded Fund
J-REIT	Japanese Real Estate Investment Trust
LLC	Limited Liability Corporation
OYJ	Public Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SPDR	Standard & Poor's Depositary Receipt
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 January 31, 2026 (unaudited)